Annual Total Returns (Vanguard Morgan Growth Fund - Admiral Shares Participant:) (Vanguard Morgan Growth Fund, Vanguard Morgan Growth Fund - Admiral Shares)	12 Months Ended
Sep. 30, 2013
Vanguard Morgan Growth Fund | Vanguard Morgan Growth Fund - Admiral Shares
Annual Total Return
2013	34.92%
2012	15.25%
2011	(2.42%)
2010	18.90%
2009	36.31%
2008	(41.33%)
2007	11.36%
2006	11.32%
2005	9.32%
2004	10.61%